Consolidated Statements of Stockholders' Equity (Unaudited) (USD $)	Preferred equity	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Noncontrolling interest	Total
Balance at Dec. 31, 2008	$ 14,864,000	$ 35,025	$ 36,706,079	$ 12,827,086	$ 999,373	$ 10,829	$ 65,442,392
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				1,176,763		(11,137)	1,165,626
Change in net unrealized gains on securities available for sale, net of tax					70,729		70,729
Reclassification adjustment for gains realized on securities available for sale, net of tax					(4,543)		(4,543)
Total comprehensive income							1,231,812
Stock compensation expense			162,038				162,038
Exercise of stock options, including income tax benefit of $0, $0, $3,205 for 2009, 2010, 2011 and $2,000 ,$2,720 for period of nine months ended september 30, 2010 and 2011 respectively		253	257,248				257,501
Issuance of common stock		107	180,222				180,329
Preferred stock accretion	169,640			(169,640)
Preferred stock dividends				(831,377)			(831,377)
Common stock repurchase and cancellation (96,600 shares)		(966)	(1,617,914)				(1,618,880)
Owner contribution to noncontrolling interest						12,000	12,000
Balance at Dec. 31, 2009	15,033,640	34,419	35,687,673	13,002,832	1,065,559	11,692	64,835,815
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				1,110,349		34,505	1,144,854
Change in net unrealized gains on securities available for sale, net of tax					119,851		119,851
Reclassification adjustment for gains realized on securities available for sale, net of tax					(186,880)		(186,880)
Total comprehensive income							1,077,825
Stock compensation expense			295,740				295,740
Exercise of stock options, including income tax benefit of $0, $0, $3,205 for 2009, 2010, 2011 and $2,000 ,$2,720 for period of nine months ended september 30, 2010 and 2011 respectively		64	64,436				64,500
Issuance of common stock		121	207,581				207,702
Preferred stock accretion	169,640			(169,640)
Preferred stock dividends				(815,520)			(815,520)
Balance at Dec. 31, 2010	15,203,280	34,604	36,255,430	13,128,021	998,530	46,197	65,666,062
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				982,062		29,706	1,011,768
Other Comprehensive income					612,646		612,646
Change in net unrealized gains on securities available for sale, net of tax							928,252
Total comprehensive income							2,221,308
Stock compensation expense			223,559				223,559
Exercise of stock options, including income tax benefit of $0, $0, $3,205 for 2009, 2010, 2011 and $2,000 ,$2,720 for period of nine months ended september 30, 2010 and 2011 respectively		105	123,645				123,750
Issuance of common stock		15	25,428				25,443
Preferred stock accretion	508,720			(508,720)
Preferred stock dividends				(647,612)			(647,612)
Preferred stock redemption, CPP	(15,712,000)						(15,712,000)
Issuance of preferred stock, SBLF, net	24,400,000		(41,000)				24,359,000
Owner contribution to noncontrolling interest						105,000	105,000
Balance at Sep. 30, 2011	24,400,000	34,724	36,587,062	12,953,751	1,611,176	180,903	75,767,616
Balance at Dec. 31, 2010	15,203,280	34,604	36,255,430	13,128,021	998,530	46,197	65,666,062
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				1,490,285		39,532	1,529,817
Change in net unrealized gains on securities available for sale, net of tax					691,491		691,491
Stock compensation expense			294,458				294,458
Exercise of stock options, including income tax benefit of $0, $0, $3,205 for 2009, 2010, 2011 and $2,000 ,$2,720 for period of nine months ended september 30, 2010 and 2011 respectively		178	196,073				196,251
Issuance of common stock		22	35,750				35,772
Preferred stock accretion	508,720			(508,720)
Preferred stock dividends				(952,612)			(952,612)
Preferred stock redemption, CPP	(15,712,000)						(15,712,000)
Issuance of preferred stock, SBLF, net	24,400,000		(41,000)				24,359,000
Owner contribution to noncontrolling interest						105,000	105,000
Balance at Dec. 31, 2011	24,400,000	34,804	36,740,711	13,156,974	1,690,021	190,729	76,213,239
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				2,099,064		39,466	2,138,530
Other Comprehensive income					438,448		438,448
Change in net unrealized gains on securities available for sale, net of tax							1,104,583
Reclassification adjustment for gains realized on securities available for sale, net of tax							(440,268)
Stock compensation expense			376,270				376,270
Exercise of stock options, including income tax benefit of $0, $0, $3,205 for 2009, 2010, 2011 and $2,000 ,$2,720 for period of nine months ended september 30, 2010 and 2011 respectively		45	56,205				56,250
Retirement of common stock		(806)	(1,328,154)				(1,328,960)
Preferred stock dividends				(915,000)			(915,000)
Disbursement from noncontrolling interest						(100,000)	(100,000)
Common stock repurchase and cancellation (96,600 shares)		1,331,000
Balance at Sep. 30, 2012	$ 24,400,000	$ 34,043	$ 35,845,032	$ 14,341,038	$ 2,128,469	$ 130,195	$ 76,878,777